COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ 279,248	¥ (318,356)	¥ 245,451
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation expense	4,943	8,612	8,234
Depreciation	1,411	1,196	1,119
Reduction in the carrying amount of the right-of-use assets	5,478	5,226	4,984
Allowance for doubtful accounts	6,769	12,376	4,842
Allowance for amounts due from a related party - non-current	1,998	547,069
Investment income	(8,458)	(9,294)	(714)
Deferred income tax expense (benefit)	(986)	60,516
Change in fair value of the warrants		(1,359)	1,152
(Gain) loss on disposal of property and equipment	(36)	(5)	2
Changes in operating assets and liabilities, net of effects of acquisition and disposal of subsidiaries:
Accounts receivable	(26,307)	(17,744)	(13,551)
Prepayments to and amounts due from related parties		4,820	(4,820)
Prepaid expenses and other current assets	(4,802)	(1,546)	(3,871)
Accounts payable	2,122	1,499	2,660
Amounts due to a related party	12,215	(7,282)	7,028
Deferred revenue	(7,945)	20,623	60,272
Income tax payable	(1,262)	3,341	8,916
Amounts due from a related party - non-current	(1,998)	(547,069)
Accrued expenses and other current liabilities	(7,067)	557,590	4,384
Long-term lease liabilities	2,143	(10,252)	(14,930)
Other non-current liabilities	(42,646)	17,583	22,881
Net cash provided by operating activities	214,820	327,544	334,039
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(2,199,090)	(4,084,440)	(340,000)
Proceeds from sales of short-term investments	2,599,219	3,827,063	215,714
Purchase of property and equipment	(491)	(585)	(63)
Proceeds from disposal of property and equipment	36	5	1
Proceeds from disposal of subsidiaries		4,325
Cash disposed for sales of subsidiaries		(1,035)
Advance to a noncontrolling interest holder		(3,090)
Cash acquired from business acquisition		7
Advance to a third party	(18,151)
Repayment of advance to a noncontrolling interest holder	3,090
Net cash provided by (used in) investing activities	384,613	(257,750)	(124,348)
CASH FLOWS FROM FINANCING ACTIVITIES
Net transfers to the Parent Company			(160,194)
Cash received from a third party for loan collateral	18,141
Settlement of guarantee liability in relation to convertible notes issued by a related party	(540,375)
Net cash used in financing activities	(522,234)		(160,194)
Effect of foreign currency exchange rate changes on cash and cash equivalents	3,967	(3,515)	377
Net increase in cash and cash equivalents	81,166	66,279	49,874
Cash and cash equivalents as of the beginning of the year	280,355	214,076	164,202
Cash and cash equivalents as of the end of the year	361,521	280,355	214,076
Supplemental disclosure of cash flow information:
Income tax paid	29,394	25,645	12,940
Withholding income tax paid	¥ 62,000
Issuance of warrants in connection with the separation from Fang			¥ 207
Net assets and noncontrolling interests acquired in business acquisition		¥ 1,603